Land Use Rights - Summary of Land Use Rights Recorded at net Carrying Value (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 1,787	$ 1,710
Less: Accumulated amortization	(215)	(201)
Total	$ 1,572	$ 1,509